Net Loss Per Unit (Details) - Schedule of basic and diluted net loss per unit - Manscaped Holdings, LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Net Loss Per Unit (Details) - Schedule of basic and diluted net loss per unit [Line Items]
Net loss	$ (263,224)	$ (38,788)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature		$ (2,131)
Net loss attributable to common unit holders – basic and diluted	$ (263,224)	$ (40,919)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$ (41.13)	$ (6.39)